Earnings per share - Weighted average number of ordinary share (Details) - shares		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2019	Jun. 30, 2018	[1]
Earnings per share [line items]
Beginning of period (in shares)		218,786,812
Issuance of shares (in shares)		3,287,667
End of period (in shares)		215,499,145
Reconciliation Of Changes In Weighted Average Shares Outstanding [Roll Forward]
Weighted average number of shares (basic) (in shares)	218,786,812	216,994,426	164,550,509
Issuance of shares (in shares)		(1,792,386)
Shares issued
Earnings per share [line items]
Beginning of period (in shares)		220,024,713
Issuance of shares (in shares)		0
End of period (in shares)		220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)		1,237,901
Issuance of shares (in shares)		3,287,667
End of period (in shares)		4,525,568

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.